E*TRADE FUNDS

DECEMBER 20, 2007

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2007 FOR E*TRADE S&P 500 INDEX FUND, E*TRADE INTERNATIONAL INDEX FUND, E*TRADE RUSSELL 2000 INDEX FUND, E*TRADE TECHNOLOGY INDEX FUND

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007 FOR E*TRADE S&P 500 INDEX, FUND, E*TRADE INTERNATIONAL INDEX FUND, E*TRADE RUSSELL 2000 INDEX FUND, E*TRADE TECHNOLOGY INDEX FUND, E*TRADE KOBREN GROWTH FUND, E*TRADE DELPHI VALUE FUND

Lei “Michael” Liao no longer serves as a member of the Domestic Investment Team for World Asset Management, Inc. (“WAM”), the investment sub-adviser of the E*TRADE S&P 500 Index Fund, the E*TRADE International Index Fund, the E*TRADE Russell 2000 Index Fund, and the E*TRADE Technology Index Fund (collectively, the “Index Funds”). Mr. Liao was the primary manager for the E*TRADE Russell 2000 Index Fund.  Kenneth Schluchter is now the primary manager for the E*TRADE Russell 2000 Index Fund.  The remaining members of WAM’s Domestic Investment Team named in the Prospectus for the Index Funds dated May 1, 2007 continue to manage the Index Funds.

Dennis Webb no longer serves as a Trustee of the E*TRADE Funds (“Funds”).  Michael Curcio was unanimously elected by the Board of Trustees as a Trustee of the Funds, effective November 15, 2007 to fill the vacancy.  The Board of Trustees has also approved changes in Trustee compensation, effective January 1, 2008.

Please replace the third paragraph under the section titled, “Portfolio Management” on page 21 of the Prospectus with the following:

The Russell 2000 Fund, the Technology Fund and the S&P 500 Fund are managed by Kenneth A. Schluchter III and Kevin K. Yousif.  Mr. Schluchter is the lead manager for the Domestic Investment Team. The Team collectively makes investment decisions for these Funds.  Mr. Schluchter is also the primary manager for the Russell 2000 Fund.  Mr. Yousif is the primary manager for the Technology Fund and the S&P 500 Fund. However, either member of the Domestic Investment Team may independently make investment decisions for the Index Funds.

Any information regarding Lei “Michael” Liao in the Prospectus and the Statement of Additional Information is deleted.

Please replace the section titled, “Trustees and Officers” commencing on page 23 of the Statement of Additional Information with the following:

TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Funds’ day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below. The Trust consists of six active series.

Name, Address,(1) Age and Position(s) with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
INDEPENDENT TRUSTEES

Cheryl A. Burgermeister Age: 56 Trustee	Since February 2004	Ms. Burgermeister is Trustee, Treasurer and Finance Committee Chairman of the Portland Community College Foundation since 2001. She was a Trustee of the Zero Gravity Internet Fund from 2000 to 2001. She was a Director and Treasurer of the Crabbe Huson family of funds from 1988-1999.	6	The Select Sector SPDR Trust (9 portfolios)

Arthur Dubroff Age: 57 Trustee	Since August 2006	Mr. Dubroff is the Managing Principal of Turnberry Consulting, LLC from October 1999 to present and Chief Financial Officer of Virtual Communities, Inc., a software provider, from July 2000 to present. He served as Chief Financial Officer of Net2Phone, Inc., a provider of Voiceover Internet Protocol telephone services, from November 2002 to May 2006.	6	Virtual Communities, Inc.

Steven Grenadier Age: 42 Trustee	Since February 1999	Mr. Grenadier is a Professor of Finance at the Graduate School of Business at Stanford University, where he has been employed as a professor since 1992.	6	Nicholas-Applegate Institutional Funds (13 portfolios)

George J. Rebhan Age: 73 Chairman & Trustee	Since December 1999	Mr. Rebhan retired in December 1993, and prior to that he was President of Hotchkis and Wiley Funds (investment company) from 1985 to 1993.	6	Advisor Series Trust (20 portfolios)

INTERESTED TRUSTEE(3)

Michael Curcio Age: 46 Trustee	Since November 2007	Mr. Curcio has been Managing Director, Americas of E*TRADE FINANCIAL since 2002 and President of ETAM since December 2007. Prior to that time, he was Executive Vice President, Customer Relationship Management at TD Waterhouse from January 2002 to September 2002.	6	Board of Governors, Philadelphia Stock Exchange

OFFICER(S) WHO ARE NOT TRUSTEES

Elizabeth Gottfried Age: 47 President	Since March 2006

Ms. Gottfried is Vice President of ETAM. She is also a Senior Director of E*TRADE FINANCIAL. Ms. Gottfried joined E*TRADE in September 2000 and served as Vice President and Treasurer of the Trust before becoming President.  Previously, she worked at Wells Fargo Bank from 1984 to 2000 and managed various areas of Wells Fargo’s mutual fund group.

			N/A	N/A

Eric Godes Age: 46 Vice President	Since September 2006

Mr. Godes is Chief Operating Officer of KIM and a Vice President of ETAM. Prior to November 2, 2005, he served as Managing Director and a registered representative of Kobren Insight Brokerage, Inc. and Managing Director of Alumni Capital, LLC, a General Partner to a private investment partnership.

			N/A	N/A

Dilia Caballero Age: 36 Secretary and Chief Legal Officer	Since November 2006

Ms. Caballero joined E*TRADE in October 2006 and currently is an Associate General Counsel of E*TRADE Brokerage Services, Inc. She is also Secretary of ETAM. Prior to that time, Ms. Caballero practiced law at Dechert LLP from 1997 through 2006 in the firm’s Financial Services Group.

			N/A	N/A

Matthew Audette Age: 33 Vice President and Treasurer	Since March 2006	Mr. Audette is Vice President and Chief Financial Officer of ETAM and ETGAM. He also holds other positions at E*TRADE affiliates. He joined E*TRADE in 1999.	N/A	N/A

Tim Williams Age: 58 Chief Compliance Officer	Since February 2005

Mr. Williams is Chief Compliance Officer of ETAM and has general compliance management oversight for the asset management functions of various E*TRADE affiliates. Mr. Williams joined E*TRADE in January 2005. Prior to that he worked at Riggs Bank from 1971 to 2005 where he held various positions involving compliance, audit, risk management, trust operations and trust administration. He was the Chief Compliance Officer of Riggs Investment Advisors Inc. from 1995 to 2005.

		N/A	N/A

(1)  The address of each Trustee and Officer is E*TRADE Funds, 4500 Bohannon Drive, Menlo Park, CA 94025.

(2)  Each Trustee is elected to serve in accordance with the Trust Instrument and By-laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

(3)  “Interested person” of the Trust as defined in the 1940 Act by virtue of his affiliation with ETAM.

Each member of the Board that is not an “interested person” of the Trust (as defined in the 1940 Act) (“Independent Trustees”) currently receives, on an annual basis and payable in quarterly installments, $30,000 in base compensation for his or her services as an Independent Trustee (including participation in four regularly scheduled Board meetings a year, two Audit Committee meetings, one Compensation and Nominating Committee Meeting and two Corporate Governance and Compliance Oversight Committee meetings a year) and will be entitled to receive additional compensation of $5,000 for each in-person Board meeting in excess of the four regularly scheduled Board meetings per year. In addition, each Independent Trustee is reimbursed for all reasonable and necessary expenses associated with his or her service as an Independent Trustee. The Chairman and the chairperson of the Audit Committee are each paid an additional $2,000 per year for his or her services in such capacity. Effective January 1, 2008, each Independent Trustee will receive from the Trust an annual fee (payable in quarterly installments) of $30,000 for his or her services as an Independent Trustee (including participation in all Committee meetings) plus an additional fee of: (i) $2,500 for each Board meeting attended, and (ii) $1,500 for each telephonic Board meeting attended. The Chairman will receive additional compensation of $4,000 and the chairperson of the Audit Committee will continue to be paid an additional $2,000 per year for his or her services in such capacity and the Trust will continue to reimburse each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings.  Prior to October 1, 2006, each Independent Trustee received from the Trust an annual fee (payable in quarterly installments) of $18,000 plus an additional fee of: (i) $4,500 for each Board meeting attended, and (ii) $2,000 for each committee meeting attended. The Chairman received an additional $2,000 a year for the additional duties involved in that role. In addition, the Trust reimbursed each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings.

The officers and Interested Trustee of the Trust receive no compensation or expense reimbursement from the Trust.

The following table sets forth the compensation received by the Trustees for their services to the Trust during the most recent fiscal year ended December 31, 2006.

NAME OF TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST
Cheryl A. Burgermeister, Trustee	$54,000
Mitchell H. Caplan, Trustee(1)	$0
Arthur Dubroff, Trustee(2)	$20,000
Steven Grenadier, Trustee	$53,000
Shelly J. Meyers, Trustee (3)	$33,000
Ashley T. Rabun, Trustee (3)	$31,000
George J. Rebhan, Trustee	$55,000
Dennis Webb, Trustee (4)	$0
Michael Curcio, Trustee (5)	N/A

(1)                                  Mr. Caplan resigned from the Board in February 2006.

(2)                                  Mr. Dubroff was elected a Trustee by shareholders on August 25, 2006.

(3)                                  Mses. Meyers and Rabun retired from the Board of Trustees effective August 10, 2006.

(4)                                  Mr. Webb became a Trustee effective March 31, 2006 and ceased to be a Trustee effective November 9, 2007.

(5)                                  Mr. Curcio became a Trustee effective November 15, 2007.

No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of the Funds’ expenses.

COMMITTEES

The Trust has an Audit Committee, a Compensation and Nominating Committee and a Corporate Governance and Compliance Oversight Committee. The members of each Committee are the Independent Trustees.

The Audit Committee is responsible for, among other things: reviewing annually and approving in advance the selection, retention or termination of the independent registered public accounting firm and the terms of such engagement; evaluating the independence of the independent registered public accounting firm, including with respect to approving in advance the provision of any “permissible non-audit services” to the Trust, ETAM, or to any entity controlling, controlled by, or under common control with ETAM that provides certain services to the Trust; reviewing with the independent registered  public accounting firm the scope and results of the annual audit; reviewing the fees charged by the independent registered public accounting firm for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the independent registered public accounting firm’s independence; reviewing, in consultation with the independent registered public accounting firm and the Trust’s disclosure committee, the Trust’s annual and semi-annual financial statements; reporting to the full Board on a regular basis; and making recommendations as it deems necessary or appropriate. During the fiscal year ended December 31, 2006, the Audit Committee held two meetings.

The Compensation and Nominating Committee is responsible for, among other things; evaluating and recommending to the Board candidates to be nominated as Trustees of the Board; reviewing the composition of the Board and Board Committees and the compensation arrangements for each of the Trustees, for the chairperson of the Board and for each of the committees of the Board.

The charter provides that the Committee will consider nominees for Board candidates recommended by shareholders, subject to the following guidelines and procedures:

The shareholder or shareholder group recommending the nominee candidate:

(i)                                     submits the recommendation to the Committee within the first quarter of the calendar year during which the recommendation is submitted;

(ii)                                  has not previously submitted a nominee candidate within the same calendar year;

(iii)                               beneficially owns, either individually or in the aggregate and both at the time of the recommendation and the time of the Board’s vote to fill the position for which the nominee candidate was recommended, more than 5% of the outstanding voting securities of the Trust and has beneficially owned such securities continuously for at least two years immediately preceding the recommendation, provided that in owning such securities the shareholder or shareholder group bears the economic risk of the investment and does not hold such securities “short”; and

(iii)                               submits with the recommendation a document, the form of which may be provided by the Trust, containing: (a) a certification of the number of shares for which the shareholder or at least one member of the shareholder group has (1) sole or shared power to vote or direct the vote; and (2) sole or shared power to dispose of or direct the disposition of such shares; (b) each recommending shareholder’s contact information; (c) the nominee candidate’s contact information and the number of Trust shares, if any, owned by the nominee candidate; (d) all information regarding the nominee candidate that would be required to be disclosed in solicitations of proxies for elections of trustees required by Regulation 14A of the Securities Exchange Act of 1934; and (e) a notarized letter executed by the nominee candidate, stating his or her willingness to serve on the Board and to be named in a proxy statement issued by the Trust.

In addition, the nominee candidate recommended by any shareholder or group of shareholders must:

(i)                                     satisfy, if appointed as Independent Trustee, all applicable minimum qualifications for Independent Trustees which include, but are not limited to (a) having substantial knowledge or experience that would contribute to the overall effectiveness of the Board, including the Board’s oversight of the Funds and protection of the interests of the Funds’ shareholders; (b) having a degree from an accredited university or college in the United States, the equivalent degree from an equivalent institution of higher learning in another country, or a certification as a public accountant; (c) absence of conviction of any felony or misdemeanor involving the purchase or sale of a security; (d) having not been the subject of any order, judgment or decree (which was not subsequently reversed, suspended or vacated) of any federal or state authority finding that the individual violated or is in violation of any federal or state securities laws; and (e) not causing the Trust, as determined by the Committee in consultation with counsel to the Independent Trustees, to be in violation of or not in compliance with any applicable law; regulation or regulatory interpretation; the Trust’s organizational documents; or any policy adopted by the Board setting forth a mandatory retirement age of Trustees or a mandatory percentage of Trustees who must be Independent Trustees;

(ii)                                  not be the recommending shareholder or a member of the recommending shareholder group, as applicable, or an immediate family member of either of the foregoing;

(iii)                               not be currently employed, and have not been employed within the last year, by the recommending shareholder or a member of the recommending shareholder group, as applicable, and must have no immediate family member who is or has been so employed;

(iv)                              not have accepted, nor have any immediate family member who has accepted, directly or directly, during the year of the election for which the nominee candidate was recommended or the calendar years of and immediately preceding the date of the recommendation, any consulting, advisory or other compensatory fee from the recommending shareholder or any member of the recommending shareholder group, as applicable;

(v)                                 not be an executive officer, director, or affiliate of, and cannot “control” (as that term is defined by Section 2(a)(9) of the 1940 Act), the recommending shareholder or any member of the recommending shareholder group, as applicable; and

(vi)                              not have been previously considered as a nominee candidate by the Committee.

During the fiscal year ended December 31, 2006, the Compensation and Nominating Committee held two meetings.

The Corporate Governance and Compliance Oversight Committee is responsible for, among other things, the oversight of general corporate governance matters affecting the Trust, the Board and Independent Trustees; oversight of all corporate governance policies and procedures; coordination and facilitation of an annual self-assessment of the Board and its committee structure; consideration and recommendation of members to fill any vacancy of the chairperson of the Board or any of its committees; and review the

Trust’s compliance with applicable regulatory requirements. The Corporate Governance and Compliance Oversight Committee held two meetings during the fiscal year ended December 31, 2006.

Shareholders may address comments or questions or other communications in writing to the entire Board, or to one or more Trustees, by sending such correspondence to: Board of Trustees [or name(s) of Trustees], E*TRADE Funds, 4500 Bohannon Drive, Menlo Park, CA 94025, Attn: Fund Secretary. At least once per calendar quarter, the Fund Secretary will transmit a copy of any Board correspondence to the entire Board or to one or more Trustees, depending on to whom it is addressed.

The chart below identifies a range of each Trustee’s ownership of shares of the Funds and the range of aggregate holdings of shares in all series of the Trust as of December 31, 2006.

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL SERIES OF THE TRUST
INDEPENDENT TRUSTEES

Cheryl A. Burgermeister	NONE	NONE

Arthur Dubroff	VALUE FUND: OVER $100,000	OVER $100,000

Steven Grenadier	NONE	NONE

George J. Rebhan	NONE	NONE

INTERESTED TRUSTEE

Dennis Webb(1)	NONE	NONE

Michael Curcio (2)	N/A	N/A

(1)                                  Mr. Webb became a Trustee effective March 31, 2006 and ceased to be a Trustee effective November 9, 2007.

(2)                                  Mr. Curcio became a Trustee effective November 15, 2007.

As of December 31, 2006, the Independent Trustees did not own any securities issued by ETAM, E*TRADE Securities or any company controlling, controlled by or under common control with ETAM or E*TRADE Securities.

Please replace the table located under “Portfolio Management, Portfolio Managers” on page 34 of the Statement of Additional Information with the following:

PORTFOLIO MANAGERS

The following table lists the number and types of other accounts managed by each portfolio manager besides the named Fund(s) and assets under management in those accounts as of December 31, 2006:

Portfolio Manager		Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)		Total Assets Managed* ($ millions)
Theodore D. Miller	International Fund	2	186.2	9	3,396.3	11	1.0		3,583.5
Alexander Ilyasov	International Fund	2	186.2	9	3,396.3	1	0.0	**	3,582.5

Kenneth A. Schluchter III	Russell 2000 Fund	7	1,674.4	45	10,695.6	4	0.5		12,370.6
	Technology Fund
	S&P 500 Fund
Kevin K. Yousif	Russell 2000 Fund	7	1,674.4	45	10,695.6	1	0.0	**	12,370
	Technology Fund
	S&P 500 Fund
Eric M. Kobren	Growth Fund	0	0	1	105	920	1,100		1,205
J. Russell Vanneman	Growth Fund	0	0	0	0	920	1,100		1,100
Scott M. Black	Value Fund	2	188.01	5	44.86	65	1498.99		1731.86

* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

** Amount is less than $100,000.

Please replace the table under “Portfolio Manager Fund Ownership” located on page 37 of the Statement of Additional Information with the following:

The dollar range of equity securities beneficially owned by the portfolio managers in the Fund(s) they manage as of December 31, 2006 is as follows:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned
Kenneth Schluchter	Russell 2000 Fund	None
	Technology Fund	None
	S&P 500 Fund	None
Kevin Yousif	Russell 2000 Fund	None
	Technology Fund	None
	S&P 500 Fund	None
Theodore Miller	International Fund	None
Alexander Ilyasov	International Fund	None
Eric Kobren	Growth Fund	Over $1 million
J. Russell Vanneman	Growth Fund	$10,001-$50,000
Scott Black	Value Fund	Over $1 million

Any information regarding Dennis Webb and Lei “Michael” Liao in the Statement of Additional Information is deleted.

Please retain this Supplement with your Prospectus and Statement of Additional Information.

The date of this Supplement is December 20, 2007.